PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

	December 31,
	2021	2020

Cost:

Computer, peripheral equipment and software	$103,291	$100,516
Office furniture and equipment	13,489	13,126
Leasehold improvements	7,493	7,425

	124,273	121,067
Accumulated depreciation:

Computer, peripheral equipment and software	88,323	83,822
Office furniture and equipment	10,504	9,551
Leasehold improvements	5,206	4,718

	104,033	98,091

Property and equipment, net	$20,240	$22,976